Accrued Expenses and Other Payables (Tables)	6 Months Ended
Jun. 30, 2021
Accrued Expenses and Other Payables [Abstract]
Schedule of accrued expenses and other payables
	June 30,	December 31,
	2021	2020
	(unaudited)
Accrued professional fees	$212,525	$1,376,450
Accrued vacation and benefits	342,187	174,771
Accrued communication and technology expenses	182,963	114,754
Accrued electricity expenses for crypto mining	131,410	-
Payable to Grandshore on Sponsor entities	179,764	-
Other payables	64,195	97,119
	$1,113,045	$1,763,094